Document And Entity Information	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity Registrant Name	Fidelity® Solana Fund
Entity Central Index Key	0002063380
Entity Emerging Growth Company	true
Entity File Number	001-42958
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-6898315
Entity Address, Address Line One	245 Summer Street V13E
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	800
Local Phone Number	343-3548
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Shares of Beneficial Interest of Fidelity Solana Fund
Trading Symbol	FSOL
Security Exchange Name	NYSEArca